Financial instruments - fair values and risk management - Sensitivity analysis (Details) - Currency risk - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Sensitivity analysis
Strengthening of US$ by 10%	10.00%	10.00%
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	$ (2,116)	$ (1,915)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,116	1,915
Euro
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(2,255)	(2,025)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	2,255	2,025
Russian Ruble
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(10)	(7)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	10	7
Armenian Dram
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	180	140
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(180)	(140)
Kazakhstani Tenge
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	(41)	(45)
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	41	45
United Arab Emirates dirham
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	1	1
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	(1)	(1)
British pound sterling
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%		3
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%		(3)
Japanese yen
Sensitivity analysis
Increase (decrease) in equity and profit or loss due to strengthening of USD by 10%	9	18
Increase (decrease) in equity and profit or loss due to weakening of USD by 10%	$ (9)	$ (18)